Form N-1A Cover	Mar. 25, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Mar. 25, 2026
Document Effective Date	Mar. 25, 2026
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Aug. 01, 2025